Federated Hermes Total Return Bond Fund
Portfolio of Investments
August 31, 2023 (unaudited)
Principal Amount or Shares		Value in U.S. Dollars
	U.S. TREASURIES—36.3%
	U.S. Treasury Bonds—7.3%
$ 4,845,000	United States Treasury Bond, 2.250%, 8/15/2049	$ 3,293,843
13,420,000	United States Treasury Bond, 2.375%, 11/15/2049	9,379,323
215,000	United States Treasury Bond, 2.500%, 2/15/2045	157,740
250,000	United States Treasury Bond, 2.500%, 2/15/2046	181,638
350,000	United States Treasury Bond, 2.500%, 5/15/2046	253,969
9,000,000	United States Treasury Bond, 2.750%, 11/15/2047	6,810,469
9,000,000	United States Treasury Bond, 2.875%, 5/15/2043	7,162,032
2,380,000	United States Treasury Bond, 2.875%, 8/15/2045	1,860,791
10,400,000	United States Treasury Bond, 2.875%, 5/15/2049	8,060,000
2,000,000	United States Treasury Bond, 3.000%, 5/15/2042	1,640,000
800,000	United States Treasury Bond, 3.000%, 11/15/2045	638,763
2,000,000	United States Treasury Bond, 3.000%, 2/15/2047	1,589,404
750,000	United States Treasury Bond, 3.000%, 5/15/2047	595,664
850,000	United States Treasury Bond, 3.000%, 8/15/2048	674,156
950,000	United States Treasury Bond, 3.125%, 8/15/2044	780,711
3,215,000	United States Treasury Bond, 3.125%, 5/15/2048	2,609,676
887,000,000	United States Treasury Bond, 3.625%, 5/15/2053	799,963,125
2,885,000	United States Treasury Bond, 3.750%, 8/15/2041	2,671,330
69,000,000	United States Treasury Bond, 3.875%, 2/15/2043	64,164,818
20,000,000	United States Treasury Bond, 4.125%, 8/15/2053	19,731,250
3,100,000	United States Treasury Bond, 4.500%, 2/15/2036	3,238,531
5,000,000	United States Treasury Bond, 5.250%, 11/15/2028	5,216,759
	TOTAL	940,673,992
	U.S. Treasury Inflation-Protected Notes—0.0%
323,888	U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	252,450
	U.S. Treasury Notes—29.0%
6,000,000	United States Treasury Note, 0.250%, 7/31/2025	5,494,558
9,200,000	United States Treasury Note, 0.250%, 8/31/2025	8,397,586
265,000	United States Treasury Note, 0.250%, 9/30/2025	241,358
6,540,000	United States Treasury Note, 0.375%, 9/15/2024	6,213,090
11,000,000	United States Treasury Note, 0.375%, 11/30/2025	9,982,677
12,000,000	United States Treasury Note, 0.375%, 7/31/2027	10,281,047
10,410,000	United States Treasury Note, 0.375%, 9/30/2027	8,870,091
5,400,000	United States Treasury Note, 0.500%, 4/30/2027	4,689,626
1,500,000	United States Treasury Note, 0.500%, 10/31/2027	1,281,324
8,200,000	United States Treasury Note, 0.750%, 4/30/2026	7,413,577
19,000,000	United States Treasury Note, 0.875%, 1/31/2024	18,650,801
7,090,000	United States Treasury Note, 0.875%, 9/30/2026	6,360,746
11,490,000	United States Treasury Note, 1.000%, 12/15/2024	10,890,566
72,420,000	United States Treasury Note, 1.125%, 1/15/2025	68,567,517
700,000	United States Treasury Note, 1.125%, 2/28/2027	625,622
1,000,000	United States Treasury Note, 1.125%, 2/29/2028	870,306
26,820,000	United States Treasury Note, 1.250%, 11/30/2026	24,216,416
11,000,000	United States Treasury Note, 1.250%, 3/31/2028	9,610,880
9,000,000	United States Treasury Note, 1.250%, 4/30/2028	7,846,893

Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 20,000,000		United States Treasury Note, 1.500%, 2/29/2024	$ 19,620,456
67,000,000		United States Treasury Note, 1.500%, 1/31/2027	60,760,873
270,000		United States Treasury Note, 1.625%, 5/15/2026	249,689
21,650,000	[1]	United States Treasury Note, 1.750%, 12/31/2026	19,843,743
69,063,000		United States Treasury Note, 1.875%, 2/28/2027	63,347,243
6,180,000		United States Treasury Note, 2.000%, 4/30/2024	6,042,779
1,300,000		United States Treasury Note, 2.125%, 9/30/2024	1,256,284
1,300,000		United States Treasury Note, 2.250%, 11/15/2025	1,231,339
180,000		United States Treasury Note, 2.375%, 5/15/2027	167,470
23,300,000		United States Treasury Note, 2.375%, 3/31/2029	21,120,047
100,000		United States Treasury Note, 2.375%, 5/15/2029	90,555
1,205,000		United States Treasury Note, 2.500%, 5/15/2024	1,180,498
204,595,000		United States Treasury Note, 2.500%, 3/31/2027	191,679,511
196,678,000		United States Treasury Note, 2.625%, 4/15/2025	189,296,812
136,155,000		United States Treasury Note, 2.625%, 5/31/2027	127,771,787
130,000		United States Treasury Note, 2.625%, 2/15/2029	119,665
51,000,000		United States Treasury Note, 2.750%, 5/15/2025	49,131,238
258,880,000		United States Treasury Note, 2.750%, 4/30/2027	244,321,029
4,800,000		United States Treasury Note, 2.750%, 2/15/2028	4,495,606
56,000,000		United States Treasury Note, 2.750%, 5/31/2029	51,708,737
455,000		United States Treasury Note, 2.875%, 5/15/2028	427,599
980,000		United States Treasury Note, 2.875%, 8/15/2028	918,524
90,000,000		United States Treasury Note, 2.875%, 4/30/2029	83,730,645
188,650,000		United States Treasury Note, 3.000%, 7/15/2025	182,155,535
150,000,000		United States Treasury Note, 3.125%, 8/15/2025	145,081,410
32,695,000		United States Treasury Note, 3.125%, 8/31/2027	31,193,583
400,000		United States Treasury Note, 3.125%, 11/15/2028	378,547
1,339,500,000		United States Treasury Note, 3.375%, 5/15/2033	1,261,850,859
100,000,000		United States Treasury Note, 3.500%, 1/31/2028	96,683,650
90,000,000		United States Treasury Note, 3.500%, 4/30/2028	87,011,719
67,250,000		United States Treasury Note, 3.625%, 5/31/2028	65,405,879
34,500,000		United States Treasury Note, 3.750%, 5/31/2030	33,568,769
151,000,000		United States Treasury Note, 3.750%, 6/30/2030	146,918,281
94,700,000		United States Treasury Note, 4.000%, 6/30/2028	93,568,040
80,000,000		United States Treasury Note, 4.000%, 7/31/2030	79,050,000
115,000,000	[2]	United States Treasury Note, 4.125%, 7/31/2028	114,326,171
60,000,000		United States Treasury Note, 4.500%, 11/30/2024	59,445,576
		TOTAL	3,745,654,829
		TOTAL U.S. TREASURIES (IDENTIFIED COST $4,948,724,129)	4,686,581,271
		CORPORATE BONDS—21.5%
		Basic Industry - Chemicals—0.1%
197,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	193,368
8,755,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	7,563,774
		TOTAL	7,757,142
		Basic Industry - Metals & Mining—0.2%
8,960,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	7,332,133
5,500,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	5,315,091
4,420,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	4,291,145
6,692,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	6,068,581

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$ 3,344,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	$ 2,161,605
4,034,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	4,380,400
		TOTAL	29,548,955
		Capital Goods - Aerospace & Defense—1.0%
7,700,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	7,249,912
10,345,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	6,791,836
4,065,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	3,719,828
9,035,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	7,831,135
7,500,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	6,701,334
2,340,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,681,384
5,900,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	5,821,597
5,940,000		General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	5,368,291
3,997,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	3,875,365
11,397,000		HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	11,303,581
7,127,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	6,568,929
2,900,000	[2]	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	2,808,104
3,000,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	2,892,729
9,870,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	9,107,974
6,900,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	6,681,320
9,221,000		Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	9,106,033
9,119,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	8,845,877
12,333,000		RTX Corp, Sr. Unsecd. Note, 5.150%, 2/27/2033	12,200,160
1,820,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.361% (3-month USLIBOR +1.996%), 2/15/2042	1,406,057
5,163,000	[2]	Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	4,249,079
1,625,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,583,634
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	2,977,394
		TOTAL	128,771,553
		Capital Goods - Building Materials—0.1%
4,765,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	4,625,280
6,532,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	6,048,274
		TOTAL	10,673,554
		Capital Goods - Construction Machinery—0.3%
12,945,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	12,425,144
69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	71,231
295,000		Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	222,824
5,915,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	5,725,215
3,560,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	3,428,547
6,000,000		John Deere Capital Corp., Sr. Unsecd. Note, Series FXD, 5.050%, 3/3/2026	6,007,945
10,494,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	9,775,697
		TOTAL	37,656,603
		Capital Goods - Diversified Manufacturing—0.4%
4,055,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	3,802,842
4,180,000	[2]	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	2,985,833
7,440,000		Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	7,187,782
13,027,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	12,600,431
5,100,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	4,418,752
2,560,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	2,266,276
1,150,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	1,110,673
1,645,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	1,406,279
6,680,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	5,735,353

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$ 8,685,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	$ 6,890,648
7,020,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	5,772,330
		TOTAL	54,177,199
		Capital Goods - Packaging—0.1%
6,205,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	5,804,921
		Communications - Cable & Satellite—0.3%
175,000		Charter Communications Operating, LLC /Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	169,859
10,195,000		Charter Communications Operating, LLC /Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	6,530,038
3,060,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	1,943,136
4,070,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	3,851,442
5,150,000	[2]	Comcast Corp., Sr. Unsecd. Note, 3.375%, 2/15/2025	5,018,236
485,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	354,316
2,325,000		Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	1,913,956
400,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	341,489
3,005,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	2,927,899
6,525,000		Comcast Corp., Sr. Unsecd. Note, 4.250%, 1/15/2033	6,129,901
580,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	537,999
3,000,000		Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	2,767,743
3,000,000		NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	3,126,198
5,262,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	4,326,561
1,250,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	914,169
		TOTAL	40,852,942
		Communications - Media & Entertainment—0.5%
11,194,000		Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	6,708,189
5,000,000	[2]	British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	4,898,253
7,800,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	7,437,573
7,250,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	6,658,844
4,719,000		Meta Platforms, Inc., Unsecd. Note, 5.600%, 5/15/2053	4,741,798
8,445,000		Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	6,360,639
3,155,000		Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	2,389,469
8,328,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	7,352,416
7,223,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	5,944,329
6,002,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	6,011,748
		TOTAL	58,503,258
		Communications - Telecom Wireless—0.6%
8,180,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	7,071,146
6,000,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	4,794,003
5,090,000		American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	4,167,262
4,705,000		American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	2,942,922
6,925,000		Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	4,504,381
8,700,000		Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	8,479,746
7,317,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	7,046,368
7,527,000		T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	6,862,077
4,608,000		T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	3,257,822
6,600,000		T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	6,026,476
5,400,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	5,213,645
4,095,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	3,997,699
4,347,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	4,250,467
4,000,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	3,086,128

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$ 6,825,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	$ 6,446,501
		TOTAL	78,146,643
		Communications - Telecom Wirelines—0.6%
9,240,000		AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	8,988,528
10,655,000		AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	9,715,320
5,005,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	3,820,873
8,590,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	6,305,848
4,035,000		AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,723,642
1,940,000		AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	1,324,138
8,470,000		AT&T, Inc., Sr. Unsecd. Note, 5.400%, 2/15/2034	8,228,636
2,100,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	1,936,173
4,550,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	4,683,430
4,160,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	3,579,364
6,948,000		Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	5,624,229
9,500,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	8,620,648
6,450,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	5,640,503
7,995,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	5,941,030
870,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	667,042
4,090,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	3,254,688
1,522,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 2.987%, 10/30/2056	910,440
		TOTAL	81,964,532
		Consumer Cyclical - Automotive—0.6%
12,595,000		Daimler Trucks Financial N.A., Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	11,329,704
2,285,000		Daimler Trucks Financial N.A., Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	1,976,265
10,450,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	10,486,251
5,240,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	5,098,090
260,000		General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	227,188
7,175,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	7,207,817
2,692,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	2,659,319
410,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	404,715
2,345,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	2,297,744
5,240,000	[2]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.400%, 1/9/2033	5,278,984
7,643,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	7,605,108
7,300,000		Mercedes-Benz Finance N.A., LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	7,325,221
7,600,000		Mercedes-Benz Finance N.A., LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	7,528,967
11,097,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	10,847,234
		TOTAL	80,272,607
		Consumer Cyclical - Gaming—0.0%
250,000		GLP Capital LP / GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	245,015
		Consumer Cyclical - Retailers—0.4%
2,895,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	2,445,394
1,597,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,583,320
8,235,000	[2]	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	7,139,978
8,540,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	5,918,322
1,865,000		AutoNation, Inc., Sr. Unsecd. Note, 1.950%, 8/1/2028	1,547,034
1,372,000		AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	1,162,317
475,000		AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	461,036
6,590,000		AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	6,250,923
10,306,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	9,117,653
3,705,000	[2]	Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	3,255,961

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$ 3,800,000		Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	$ 3,534,410
10,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	9,927,713
2,370,000		Home Depot, Inc., Sr. Unsecd. Note, 4.000%, 9/15/2025	2,321,935
		TOTAL	54,665,996
		Consumer Cyclical - Services—0.2%
9,550,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.875%, 5/12/2041	7,174,413
5,030,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	4,733,188
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	4,503,355
2,100,000		Boston University, Sr. Unsecd. Note, Series MTNA, 7.625%, 7/15/2097	2,240,774
2,340,000	[2]	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	2,223,589
2,920,000		Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	2,711,119
3,750,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,598,545
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	330,424
		TOTAL	27,515,407
		Consumer Non-Cyclical - Food/Beverage—0.9%
870,000		Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	833,269
1,390,000		Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,294,135
8,460,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	7,418,730
1,825,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	1,644,856
8,200,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	8,128,279
3,257,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,003,898
9,843,000		Coca-Cola Company, Sr. Unsecd. Note, 2.125%, 9/6/2029	8,607,327
7,816,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	6,915,614
3,805,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	2,895,172
5,814,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,045,075
1,390,000		Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	1,059,172
5,140,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	4,999,503
8,200,000	[2]	Constellation Brands, Inc., Sr. Unsecd. Note, 4.750%, 5/9/2032	7,864,733
2,625,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	2,128,239
4,660,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	4,378,605
1,468,000		General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	989,664
3,250,000		Grupo Bimbo S.A.B. de C.V., Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	3,206,710
2,712,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	2,256,792
7,540,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	6,345,893
2,437,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	1,892,812
5,152,000	[2]	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	4,572,149
850,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	834,148
4,883,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	4,043,379
4,825,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	4,283,513
8,400,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	7,532,850
6,850,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 4/30/2025	6,587,554
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	154,554
3,980,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	2,938,157
3,610,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	2,839,926
7,768,000		Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	6,427,472
		TOTAL	121,122,180
		Consumer Non-Cyclical - Health Care—0.7%
5,240,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	4,422,815
3,000,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	2,771,535
4,005,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	3,514,996

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$ 2,945,000		Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	$ 2,370,317
1,690,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,649,858
2,504,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	1,939,816
165,408		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	162,278
1,200,000		CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	806,763
8,500,000		CVS Health Corp., Sr. Unsecd. Note, 3.375%, 8/12/2024	8,304,786
1,074,000		CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	1,051,411
3,815,000		CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	3,418,555
1,445,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,268,264
2,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,460,263
6,775,000		CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	6,628,869
8,095,000	[2]	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	5,174,067
2,770,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	2,443,885
1,000,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	747,787
7,430,000		GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.857%, 3/15/2030	7,554,616
2,110,000		GE Healthcare Holding LLC, Sr. Unsecd. Note, 6.377%, 11/22/2052	2,273,129
8,482,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	5,660,354
7,700,000		HCA, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2032	6,625,186
2,035,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	2,005,882
5,433,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	5,152,511
2,035,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	2,010,034
6,755,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	6,441,948
		TOTAL	86,859,925
		Consumer Non-Cyclical - Pharmaceuticals—1.1%
4,465,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	4,328,748
7,525,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	7,340,770
7,475,000		AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	6,999,785
7,475,000		AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	7,076,067
7,525,000		AbbVie, Inc., Sr. Unsecd. Note, 4.700%, 5/14/2045	6,771,806
1,925,000		Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	1,897,089
375,000		Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	315,740
11,050,000		Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	10,997,178
10,770,000		Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	10,684,381
1,850,000		AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	1,472,639
3,525,000	[2]	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	2,104,555
6,100,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	5,717,067
7,430,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	7,061,434
7,527,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.400%, 7/15/2044	5,943,831
2,350,000		Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	1,936,025
9,925,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	6,486,806
5,740,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	5,232,153
7,500,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	7,204,350
260,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	229,851
2,900,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	2,510,850
500,000		Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	441,599
1,000,000		Johnson & Johnson, Sr. Unsecd. Note, 5.950%, 8/15/2037	1,108,601
7,605,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	7,464,702
7,125,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	7,015,015
5,722,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	5,728,314
14,139,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	8,799,629

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 8,560,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	$ 7,046,361
9,568,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	6,520,488
	TOTAL	146,435,834
	Consumer Non-Cyclical - Products—0.1%
6,465,000	Kenvue, Inc., Sr. Unsecd. Note, 144A, 4.900%, 3/22/2033	6,433,827
6,680,000	Kenvue, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/22/2028	6,701,887
2,390,000	Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	2,387,386
	TOTAL	15,523,100
	Consumer Non-Cyclical - Tobacco—0.3%
6,248,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	4,083,668
3,490,000	BAT Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	3,387,208
6,200,000	BAT Capital Corp., Sr. Unsecd. Note, 4.742%, 3/16/2032	5,609,878
4,635,000	BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	4,199,121
3,400,000	Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	3,045,718
3,770,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	3,101,662
2,210,000	Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	1,727,734
4,700,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	4,656,987
5,740,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	5,824,814
4,350,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	3,781,757
	TOTAL	39,418,547
	Energy - Independent—0.2%
6,612,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.900%, 2/1/2025	6,429,500
6,552,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	6,773,092
7,546,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	7,102,280
8,685,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	8,282,260
610,000	XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	680,545
	TOTAL	29,267,677
	Energy - Integrated—0.3%
4,815,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	3,211,512
4,485,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	4,266,682
100,000	BP PLC, Deb., 8.750%, 3/1/2032	119,154
12,328,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	11,848,982
7,209,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	5,127,590
4,030,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	4,276,734
4,175,000	ConocoPhillips Co., Sr. Unsecd. Note, 3.758%, 3/15/2042	3,396,727
205,000	ConocoPhillips, Company Guarantee, 6.500%, 2/1/2039	228,821
3,329,000	Petro-Canada, Sr. Unsecd. Note, 6.800%, 5/15/2038	3,481,305
3,720,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,528,972
3,275,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	2,694,568
	TOTAL	42,181,047
	Energy - Midstream—0.8%
7,952,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	7,575,616
1,750,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,708,612
1,050,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	973,716
1,210,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,053,884
3,585,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	2,518,917
760,000	Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	740,190
4,800,000	Energy Transfer LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	4,776,051
4,800,000	Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	4,053,007
885,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	880,348

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 8,480,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	$ 8,440,170
475,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	446,647
4,875,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	4,774,380
520,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	557,235
1,820,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	1,148,018
320,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	271,382
4,625,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	3,683,355
7,450,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	7,041,852
1,920,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	1,828,526
1,831,000	ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	1,705,142
7,390,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	6,083,513
2,525,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	2,566,269
5,000,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	5,046,406
2,000,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 4.700%, 6/15/2044	1,565,560
8,120,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	6,718,314
10,461,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	9,230,152
4,545,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	4,294,195
225,000	Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	191,989
7,000,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	5,979,665
	TOTAL	95,853,111
	Energy - Oil Field Services—0.2%
7,720,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	6,953,159
8,025,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	8,313,064
1,615,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	1,573,392
8,625,000	Schlumberger Investment SA, Sr. Unsecd. Note, 2.650%, 6/26/2030	7,466,160
	TOTAL	24,305,775
	Energy - Refining—0.2%
535,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	537,769
325,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	253,107
7,507,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	6,233,444
4,415,000	Phillips 66, Sr. Unsecd. Note, 0.900%, 2/15/2024	4,318,869
1,030,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	935,683
5,172,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	4,677,524
3,395,000	Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	3,252,488
3,270,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	3,662,152
	TOTAL	23,871,036
	Financial Institution - Banking—4.1%
355,000	American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	344,758
6,115,000	American Express Co., Sr. Unsecd. Note, 4.990%, 5/1/2026	6,030,358
10,250,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	10,475,861
5,980,000	American Express Co., Sub., 5.625%, 7/28/2034	5,895,015
5,720,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	5,476,886
9,900,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	7,938,713
2,185,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,818,695
17,440,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	14,274,368
7,960,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	7,303,105
7,895,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	7,707,097
4,932,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	4,592,833
7,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	5,529,872
10,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.087%, 6/14/2029	8,537,915

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 10,235,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	$ 8,786,807
1,622,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,606,200
4,250,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	4,116,542
560,000	Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	550,262
660,000	Bank of America Corp., Sub. Note, Series MTN, 4.450%, 3/3/2026	641,955
4,665,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	4,550,762
5,140,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	4,907,232
2,740,000	Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	2,466,877
480,000	Bank of New York Mellon, N.A., Sr. Unsecd. Note, 3.400%, 5/15/2024	472,016
2,160,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	2,140,821
8,025,000	Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	7,628,034
15,085,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	12,464,686
3,165,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,723,638
7,060,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	5,826,584
5,325,000	Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	5,146,678
2,320,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,277,711
6,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,670,299
345,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	329,972
8,500,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	8,475,073
1,500,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	1,205,013
8,100,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	5,914,389
6,533,000	Comerica, Inc., 3.800%, 7/22/2026	5,989,331
5,480,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	5,296,808
6,040,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	5,984,092
4,280,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	3,796,311
5,010,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	4,855,548
7,565,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	5,893,686
9,200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	7,769,101
13,200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	12,410,954
7,500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	7,024,396
4,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	3,702,997
5,150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	4,072,255
500,000	HSBC Holdings PLC, Jr. Sub. Note, 6.375%, 9/30/2071	482,638
7,445,000	HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	6,618,466
4,450,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	4,239,652
4,450,000	HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	4,369,782
5,050,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	4,875,810
5,770,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	5,432,567
3,315,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	3,338,170
720,000	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 4/1/2072	716,850
610,000	JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 2/1/2172	597,806
15,175,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	11,879,369
3,990,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	3,145,887
15,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	12,588,590
10,500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	8,727,808
3,750,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	3,565,323
5,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	4,567,404
235,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	198,264
245,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.023%, 12/5/2024	243,753
14,960,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	14,788,011

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 635,000		Lloyds Banking Group PLC, Sub. Note, 4.650%, 3/24/2026	$ 613,289
9,945,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	9,050,076
3,805,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	3,415,243
12,770,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	12,103,065
5,600,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	5,441,689
2,700,000		Morgan Stanley, Sr. Unsecd. Note, 5.424%, 7/21/2034	2,655,778
5,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	3,934,606
1,665,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,402,260
1,685,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	1,635,485
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	7,126,432
5,720,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	4,400,185
4,687,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	4,422,987
160,000		Natwest Group PLC, Sub. Note, 6.000%, 12/19/2023	159,760
7,054,000		Northern Trust Corp., Sub. Note, 6.125%, 11/2/2032	7,205,442
6,700,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	6,135,660
3,745,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.550%, 1/22/2030	3,143,183
7,802,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	7,740,777
34,762	[4,5,6]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	14,600
5,891,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	5,509,489
3,377,000		State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	3,262,190
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	318,347
6,500,000		State Street Corp., Sub., 2.200%, 3/3/2031	5,182,627
7,950,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	7,374,560
350,000		Truist Bank, Sub. Deb., Series BKNT, 2.636%, 9/17/2029	325,736
3,310,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,078,217
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	2,423,212
700,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	625,470
2,280,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,139,935
8,045,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	7,974,983
500,000		Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	506,802
6,930,000		US Bancorp, 4.967%, 7/22/2033	6,325,089
7,990,000		US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	7,986,131
7,835,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	5,945,646
140,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	134,349
8,875,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	8,647,900
9,165,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	9,130,188
10,825,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	9,638,108
8,240,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	7,055,246
15,150,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	14,070,824
7,550,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	7,107,207
435,000		Westpac Banking Corp., Sub. Series GMTN, 4.322%, 11/23/2031	406,455
		TOTAL	526,767,884
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,845,000		BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,310,500
4,342,000		BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	4,221,164
2,645,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	2,875,478
2,712,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	2,611,938
2,965,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	2,791,644
4,927,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	4,295,361
3,580,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	3,520,704

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$ 5,085,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	$ 4,968,603
		TOTAL	27,595,392
		Financial Institution - Finance Companies—0.2%
4,250,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	3,826,344
2,670,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	2,315,810
6,150,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	4,880,995
6,000,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	5,518,252
2,282,000		Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	2,243,226
4,320,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	4,323,339
5,163,000		Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	5,108,460
		TOTAL	28,216,426
		Financial Institution - Insurance - Health—0.3%
14,147,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	13,710,148
11,570,000		The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	11,585,049
9,698,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2033	9,347,194
9,698,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.050%, 4/15/2053	9,264,035
		TOTAL	43,906,426
		Financial Institution - Insurance - Life—0.5%
4,795,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	4,705,979
3,100,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	2,783,942
4,968,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	6,114,729
6,085,000		Met Life Global Funding I, Sr. Unsecd. Note, 144A, 5.150%, 3/28/2033	5,954,543
330,000		MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	326,893
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	2,825,284
6,995,000		MetLife, Inc., Sr. Secd. Note, 5.375%, 7/15/2033	6,968,857
15,699,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	10,625,956
5,060,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	3,792,622
3,650,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	3,899,125
2,070,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,170,693
10,132,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	8,274,455
5,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.100%, 8/15/2043	4,473,183
1,762,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	1,866,242
1,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,158,865
335,000		Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	301,105
		TOTAL	66,242,473
		Financial Institution - Insurance - P&C—0.5%
2,512,000	[2]	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,491,359
10,000,000		American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	8,648,205
1,575,000		American International Group, Inc., Sr. Unsecd. Note, 5.125%, 3/27/2033	1,524,519
1,000,000		Assured Guaranty US Holding, Inc., Sr. Unsecd. Note, 7.000%, 6/1/2034	1,075,157
30,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	26,144
5,825,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	4,590,897
3,700,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	3,639,158
4,300,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	4,123,880
1,000,000		Cincinnati Financial Corp., Sr. Unsecd. Note, 6.920%, 5/15/2028	1,068,082
8,695,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	8,102,041
7,840,000		CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	7,685,709
2,245,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	2,236,969
6,600,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	8,305,557

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$ 3,932,000	Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	$ 3,992,461
	TOTAL	57,510,138
	Financial Institution - REIT - Apartment—0.2%
13,153,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	12,313,794
4,921,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	4,841,600
2,955,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	2,332,768
8,350,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	6,148,868
	TOTAL	25,637,030
	Financial Institution - REIT - Healthcare—0.2%
2,895,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	2,807,511
7,267,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	5,604,337
4,110,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	3,507,069
5,000,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	4,586,854
3,350,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,202,855
8,352,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	6,900,490
	TOTAL	26,609,116
	Financial Institution - REIT - Office—0.2%
6,560,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	4,846,627
1,820,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	1,723,464
2,500,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	2,369,335
5,330,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	5,114,504
955,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	778,425
5,810,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	3,928,573
	TOTAL	18,760,928
	Financial Institution - REIT - Other—0.1%
6,755,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	6,703,838
	Financial Institution - REIT - Retail—0.2%
3,390,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	2,874,834
9,467,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	8,716,504
7,556,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	7,102,582
	TOTAL	18,693,920
	Municipal Services—0.0%
1,370,000	Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	1,286,852
	Sovereign—0.0%
3,700,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	3,926,470
	Technology—1.6%
3,827,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	2,738,094
8,000,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,491,399
2,000,000	Apple, Inc., Sr. Unsecd. Note, 3.450%, 5/6/2024	1,974,310
555,000	Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	481,639
11,960,000	Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	11,696,617
11,200,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	10,661,325
6,562,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	6,351,980
5,452,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	5,133,764
3,998,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	3,657,529
2,953,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,255,324
352,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	264,734
8,100,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	6,622,152
8,101,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	7,355,874
6,152,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	6,155,898

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—continued
$ 5,004,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	$ 4,812,861
1,535,000		Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,458,533
2,280,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	1,586,575
3,870,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.700%, 7/15/2027	3,800,085
1,285,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.625%, 7/15/2052	1,221,352
5,985,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	5,467,072
6,585,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	6,574,397
5,570,000		Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	5,607,815
12,545,000		KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	12,334,921
5,886,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	5,647,752
3,400,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	3,189,888
1,297,000	[2]	Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	835,300
3,632,000		Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	2,578,062
6,123,000		Microsoft Corp., Sr. Unsecd. Note, 3.041%, 3/17/2062	4,244,957
1,800,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	1,737,660
284,000		Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	252,752
4,410,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	4,020,059
9,665,000		Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	8,383,988
5,925,000		Oracle Corp., Sr. Unsecd. Note, 4.900%, 2/6/2033	5,662,158
6,500,000		Oracle Corp., Sr. Unsecd. Note, 5.550%, 2/6/2053	6,046,503
5,000,000		Oracle Corp., Sr. Unsecd. Note, 6.500%, 4/15/2038	5,277,862
4,575,000		Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	4,986,496
2,100,000	[2]	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	1,892,135
5,452,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	4,878,458
4,555,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	4,298,857
2,970,000	[2]	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,905,397
10,036,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	10,140,744
2,985,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	2,844,795
8,100,000		Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	7,881,592
4,632,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	4,108,840
3,450,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	2,691,567
		TOTAL	210,210,072
		Technology Services—0.2%
5,360,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	4,797,363
6,562,000		Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	5,169,291
11,152,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	10,876,165
9,602,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	7,868,025
		TOTAL	28,710,844
		Transportation - Railroads—0.3%
9,882,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 5.200%, 4/15/2054	9,733,487
1,570,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	1,411,832
2,630,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,182,629
3,800,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	3,661,150
1,295,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	1,075,963
3,660,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	3,217,845
4,590,000		Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	3,856,631
6,165,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	5,313,286
3,677,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	3,660,176
		TOTAL	34,112,999

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Transportation - Services—0.5%
$ 5,630,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	$ 5,483,581
7,860,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.900%, 5/1/2033	7,677,256
10,625,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	9,415,344
5,795,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	4,544,361
7,885,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	7,601,250
3,585,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	3,520,231
2,680,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	2,651,517
7,000,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	6,449,253
7,735,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	7,759,013
8,781,000	United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	8,778,761
	TOTAL	63,880,567
	Utility - Electric—1.8%
3,037,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	2,913,558
8,687,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	7,468,024
3,665,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	3,297,213
2,860,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	2,737,746
5,282,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	5,169,329
535,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	352,230
6,462,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	6,477,174
3,697,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series M, 0.750%, 11/1/2023	3,666,875
4,868,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	3,989,223
1,450,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,234,628
2,590,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	2,053,587
8,502,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	8,667,323
5,265,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	5,114,615
2,500,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	2,256,671
6,953,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	6,137,063
13,520,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	9,906,541
2,175,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	2,326,492
427,000	Duke Energy Indiana, Inc., Sr. Deb., 6.120%, 10/15/2035	439,768
2,450,000	Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	2,458,763
7,500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	6,406,390
6,150,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	6,023,499
5,679,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	5,307,678
5,621,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	5,789,079
3,802,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	3,598,692
15,054,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	11,799,127
5,742,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.250%, 7/12/2031	4,470,271
513,000	Entergy Louisiana LLC, 1st Mtg. Bond, 5.400%, 11/1/2024	512,156
3,985,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	3,246,967
7,551,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	7,330,446
2,485,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	1,926,441
3,787,000	Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	3,135,066
2,302,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	1,956,996
3,107,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	2,517,097
5,831,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	5,411,485
5,400,000	Gulf Power Co., Sr. Unsecd. Note, 4.550%, 10/1/2044	4,614,664
7,759,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	7,429,243
5,445,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	5,134,921
5,452,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	5,281,098

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 2,260,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	$ 2,270,248
5,000,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	3,831,855
2,410,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	1,979,703
1,520,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	1,514,541
7,742,000		NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	7,675,143
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	257,163
7,430,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	5,983,832
2,955,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	2,885,707
3,040,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	2,626,293
14,895,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	13,849,612
1,450,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	1,473,518
9,945,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	9,930,088
3,805,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	3,293,034
1,440,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	1,437,266
		TOTAL	227,566,142
		Utility - Natural Gas—0.2%
2,827,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	2,640,322
3,945,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	3,178,130
2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,663,520
6,320,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	6,265,731
7,915,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	7,232,807
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,162,158
7,228,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	5,881,427
135,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	137,309
		TOTAL	29,161,404
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,316,618
1,973,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	1,228,442
		TOTAL	2,545,060
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,025,011,402)	2,769,438,540
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.6%
		Commercial Mortgage—0.6%
4,500,000	[3]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	4,253,863
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	8,135,893
4,359,000		Bank, Class A5, 3.390%, 6/15/2060	4,023,024
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	8,127,141
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	27,662,111
4,075,000		BMO Mortgage Trust 2023-C4, Class A2, 5.458%, 2/15/2056	4,067,421
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,363,642
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	3,759,914
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	13,165,736
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,060,829
		TOTAL	78,619,574
		Federal Home Loan Mortgage Corporation REMIC—0.0%
21,378		Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025	21,156
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $87,626,593)	78,640,730

Principal Amount or Shares		Value in U.S. Dollars
	COMMERCIAL MORTGAGE-BACKED SECURITY—0.1%
	Agency Commercial Mortgage-Backed Securities—0.1%
$ 11,890,000	FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.848%, 10/25/2048 (IDENTIFIED COST $11,660,649)	$ 11,394,809
	FOREIGN GOVERNMENTS/AGENCY—0.0%
	Sovereign—0.0%
2,150,000	Poland, Government of, Sr. Unsecd. Note, 4.000%, 1/22/2024 (IDENTIFIED COST $2,159,153)	2,133,389
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
203	Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	211
57	Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	58
99,736	Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	102,350
11,415	Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	11,582
281	Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	286
111,684	Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	108,734
2,447	Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	2,412
3,068	Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	2,941
3,471	Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	3,368
3,604	Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	3,652
40,563	Federal Home Loan Mortgage Corp., Pool ZI5333, 5.500%, 10/1/2036	40,969
1,770	Federal Home Loan Mortgage Corp., Pool ZK1547, 4.500%, 5/1/2024	1,757
4,477	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	4,600
	TOTAL	282,920
	Federal National Mortgage Association—0.0%
878	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	903
1,985	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	2,050
2,374	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	2,394
11,286	Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	11,193
12,312	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	12,637
7,539	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	7,661
187	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	193
145	Federal National Mortgage Association, Pool 349416, 7.500%, 8/1/2026	147
1,037	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	1,079
273	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	283
902	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	946
19	Federal National Mortgage Association, Pool 577475, 7.500%, 4/1/2031	19
12,397	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	12,688
52,624	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	53,001
8,719	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	8,790
29,393	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	30,085
6,908	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	7,001
980	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	994
21,709	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	21,959
2,177	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	2,233
3,244	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	3,196
8,424	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	8,543
54,570	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	54,465
8,388	Federal National Mortgage Association, Pool 934898, 4.500%, 7/1/2024	8,317
1,555	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	1,579
18,338	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	18,303
3,464	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	3,517
171,001	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	166,207

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 4,168	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	$ 4,052
5,256	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	4,833
2,745	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	2,608
10,220	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	9,936
2,542	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	2,471
7,269	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	7,259
1,291	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	1,254
19,858	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	19,306
1,676	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	1,630
10,861	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	10,284
1,752	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	1,705
18,151	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	17,196
7,601	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	6,981
1,962	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	1,896
7,063	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	6,445
4,874	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	4,345
11,106	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	10,158
10,232	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	9,343
94,146	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	94,017
228,582	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	222,190
5,571	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	5,416
190,206	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	183,867
3,292	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	3,201
3,805	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	3,606
15,133	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	13,896
	TOTAL	1,088,278
	Government National Mortgage Association—0.0%
44	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	44
38	Government National Mortgage Association, Pool 1716, 7.000%, 5/20/2024	38
785	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	795
889	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	909
1,718	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	1,741
2,387	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	2,377
2,336	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	2,367
994	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,016
223	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	230
139	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	142
3,493	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	3,572
1,859	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	1,905
2,208	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	2,265
14,839	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	14,886
9,672	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	9,704
3,126	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	3,138
15,934	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	15,996
17,020	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	17,094
684	Government National Mortgage Association, Pool 345128, 6.500%, 1/15/2024	683
19,254	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	19,099
7,309	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	7,251
7,911	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	7,954
16,485	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	16,365

Principal Amount or Shares			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 80		Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	$ 78
813		Government National Mortgage Association, Pool 373015, 8.000%, 6/15/2024	813
1,205		Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	1,215
68		Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	68
21		Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	21
394		Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	398
29,610		Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	30,000
573		Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	580
92		Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	93
48		Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	48
127		Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	129
3,342		Government National Mortgage Association, Pool 510559, 7.000%, 10/15/2029	3,346
2,231		Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	2,205
1,411		Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	1,437
105		Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	107
653		Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	646
1,881		Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	1,858
7,018		Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	7,151
13,791		Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	14,044
15,423		Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	15,007
1,025		Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	1,046
6,129		Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	6,104
200,706		Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	202,235
33,806		Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	34,122
51,409		Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	51,875
4,419		Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	4,477
3,587		Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	3,606
6,449		Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	6,523
6,207		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	5,756
1,803		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	1,719
		TOTAL	526,278
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,951,906)	1,897,476
		MUNICIPAL BOND—0.0%
		Transportation—0.0%
390,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $415,698)	392,516
		ASSET-BACKED SECURITY—0.0%
		Financial Institution - Finance Companies—0.0%
61,921		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037 (IDENTIFIED COST $62,744)	23,974
	[3]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
1,185		FNMA ARM, 4.948%, 1/1/2033	1,191
		Government National Mortgage Association—0.0%
73		GNMA ARM, 2.750%, 10/20/2025	71
831		GNMA ARM, 4.000%, 5/20/2028	810
		TOTAL	881
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,151)	2,072

Principal Amount or Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES—42.0%
16,895	Bank Loan Core Fund	$ 147,495
33,961,444	Emerging Markets Core Fund	268,635,024
132,650,778	Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[7]	132,650,778
81,494,257	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.43%[7]	81,494,257
65,026,941	High Yield Bond Core Fund	351,145,479
485,721,851	Mortgage Core Fund	3,997,490,831
67,542,672	Project and Trade Finance Core Fund	590,322,956
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $5,704,684,905)	5,421,886,820
	TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $13,782,299,330)	12,972,391,597
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[8]	(65,174,875)
	TOTAL NET ASSETS—100%	$12,907,216,722
At August 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	6,174	$1,258,290,144	December 2023	$4,035,709
United States Treasury Notes 5-Year Long Futures	12,199	$1,304,339,953	December 2023	$5,557,591
United States Treasury Notes 10-Year Long Futures	2,875	$319,214,844	December 2023	$2,744,901
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	4,055	$470,823,516	December 2023	$(4,979,795)
United States Treasury Ultra Bond Short Futures	2,773	$359,016,844	December 2023	$(3,482,344)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$3,876,062
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,609,995,895 and $906,940,655, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
11/15/2023	State Street Bank & Trust Co.	7,180,375	AUD	3,686,300 GBP	$6,924
11/15/2023	Morgan Stanley Capital	8,248,126	AUD	$5,360,167	$(2,065)
11/15/2023	Wells Fargo Bank N.A.	15,592,625	EUR	$17,073,968	$(108,270)
11/15/2023	Bank of New York Mellon	1,983,620,768	JPY	$13,840,000	$(51,257)
11/15/2023	HSBC Bank USA	7,830,708	NZD	3,686,300 GBP	$(9,571)
11/15/2023	Barclays Bank	9,290,295	NZD	$5,530,000	$10,526
11/16/2023	Barclays Bank	32,314,000	BRL	$6,398,178	$60,882
11/16/2023	Goldman Sachs Bank USA	32,314,000	BRL	5,850,912 EUR	$(28,066)
11/16/2023	Barclays Bank	5,971,490	EUR	32,314,000 BRL	$22,465
Contracts Sold:
11/15/2023	State Street Bank & Trust Co.	7,180,375	AUD	3,686,300 GBP	$(12,984)
11/15/2023	HSBC Bank USA	7,830,708	NZD	3,686,300 GBP	$9,095
11/16/2023	State Street Bank & Trust Co.	32,314,000	BRL	$6,497,366	$38,306
11/16/2023	Goldman Sachs Bank USA	32,314,000	BRL	5,850,912 EUR	$120,676
11/16/2023	Barclays Bank	5,971,490	EUR	32,314,000 BRL	$16,127
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$72,788

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,567,156 and $994,910 respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $78,604 and $220,481, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $547,389 and $302,012, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2023, were as follows:
Affiliates	Value as of 11/30/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2023	Shares Held as of 8/31/2023**	Dividend Income
Bank Loan Core Fund	$137,224	$9,769	$—	$502	$—	$147,495	16,895	$9,770
Emerging Markets Core Fund	$405,065,779	$157,759,194	$(295,840,000)	$7,584,220	$(5,934,169)	$268,635,024	33,961,444	$23,506,871
Federated Hermes Govern- ment Obligations Fund, Pre- mier Shares*	$3,416,931	$5,410,871,446	$(5,281,637,599)	N/A	N/A	$132,650,778	132,650,778	$5,070,005
Federated Hermes Institu- tional Prime Value Obliga- tions Fund, Institutional Shares	$282,658,425	$3,566,293,722	$(3,767,536,716)	$(51,962)	$130,788	$81,494,257	81,494,257	$5,038,255
High Yield Bond Core Fund	$287,857,288	$67,635,000	$(11,070,000)	$7,203,152	$(479,961)	$351,145,479	65,026,941	$16,515,720
Mortgage Core Fund	$2,801,837,359	$1,713,102,000	$(428,000,000)	$(32,617,018)	$(56,831,510)	$3,997,490,831	485,721,851	$102,154,329
Project and Trade Finance Core Fund	$398,072,678	$192,317,215	$(1,485,000)	$1,620,254	$(202,191)	$590,322,956	67,542,672	$33,726,926
TOTAL OF AFFILIATED TRANSACTIONS	$4,179,045,684	$11,107,988,346	$(9,785,569,315)	$(16,260,852)	$(63,317,043)	$5,421,886,820	866,414,838	$186,021,876

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
**	At August 31, 2023, the Fund owned a majority of the outstanding shares of beneficial interest of each of Mortgage Core Fund and Project and Trade Finance Core Fund.

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$129,602,808	$132,650,778

3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

4	Issuer in default.
5
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

6	Non-income-producing security.
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).

◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$4,686,581,271	$—	$4,686,581,271
Corporate Bonds	—	2,769,423,940	14,600	2,769,438,540
Collateralized Mortgage Obligations	—	78,640,730	—	78,640,730
Commercial Mortgage-Backed Security	—	11,394,809	—	11,394,809
Foreign Governments/Agency	—	2,133,389	—	2,133,389
Mortgage-Backed Securities	—	1,897,476	—	1,897,476
Municipal Bond	—	392,516	—	392,516
Asset-Backed Security	—	23,974	—	23,974
Adjustable Rate Mortgages	—	2,072	—	2,072
Investment Companies[1]	4,831,563,864	—	—	5,421,886,820
TOTAL SECURITIES	$4,831,563,864	$7,550,490,177	$14,600	$12,972,391,597
Other Financial Instruments:
Assets
Futures Contracts	$12,338,201	$—	$—	$12,338,201
Foreign Exchange Contracts	—	285,001	—	285,001
Liabilities
Futures Contracts	(8,462,139)	—	—	(8,462,139)
Foreign Exchange Contracts	—	(212,213)	—	(212,213)
TOTAL OTHER FINANCIAL INSTRUMENTS	$3,876,062	$72,788	$—	$3,948,850

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $590,322,956 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
EUR	—Euro
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit